General Information - Summary of Subsidiary Companies (Detail)	12 Months Ended
Dec. 31, 2022 t
Clean Power Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Clean Power Inc.
Date of Incorporation	Feb. 05, 2007
Name of Vessel Owned by Subsidiary	Magic Wand
Dead Weight Tonnage	47,000
Acquisition Date	Jan. 09, 2008
MR Roi Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	MR Roi Inc.
Date of Incorporation	Feb. 05, 2007
Name of Vessel Owned by Subsidiary	Clean Thrasher
Dead Weight Tonnage	47,000
Acquisition Date	Feb. 27, 2008
King Of Hearts Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	King of Hearts Inc.
Date of Incorporation	Mar. 17, 2008
Name of Vessel Owned by Subsidiary	Clean Sanctuary (ex. Falcon Maryam)
Dead Weight Tonnage	46,000
Acquisition Date	Jul. 14, 2009
Tankpunk Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Tankpunk Inc.
Date of Incorporation	Jan. 06, 2008
Name of Vessel Owned by Subsidiary	Stealth Berana
Dead Weight Tonnage	115,804
Acquisition Date	Jul. 26, 2010
Nirvana Product Trading Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Nirvana Product Trading Inc.
Date of Incorporation	Feb. 25, 2022
Name of Vessel Owned by Subsidiary	Clean Nirvana
Dead Weight Tonnage	50,000
Acquisition Date	Mar. 28, 2022
Volume Jet Trading Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Volume Jet Trading Inc.
Date of Incorporation	Feb. 25, 2022
Name of Vessel Owned by Subsidiary	Clean Justice
Dead Weight Tonnage	47,000
Acquisition Date	May 31, 2005
International Crude And Product Enterprises [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Intercontinental Crude and Product Enterprises Inc.
Date of Incorporation	May 18, 2022
Name of Vessel Owned by Subsidiary	Suez Enchanted
Dead Weight Tonnage	160,000
Acquisition Date	Jun. 03, 2022
Petroleum Trading And Shipping [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Petroleum Trading and Shipping Inc.
Date of Incorporation	Apr. 21, 2022
Name of Vessel Owned by Subsidiary	Suez Protopia
Dead Weight Tonnage	160,000
Acquisition Date	Jun. 03, 2022
Dry Bulk International Trading And Shipping Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Dry Bulk International Trading and Shipping Inc.
Date of Incorporation	Jul. 04, 2022
Name of Vessel Owned by Subsidiary	Eco Bushfire
Dead Weight Tonnage	32,000
Acquisition Date	Sep. 21, 2022
Raw Commodities And Exports Inc. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company	Raw Commodities and Exports Inc.
Date of Incorporation	Jul. 04, 2022
Name of Vessel Owned by Subsidiary	Eco Angelbay
Dead Weight Tonnage	32,000
Acquisition Date	Oct. 19, 2022